Financial income and expenses	12 Months Ended
Dec. 31, 2018
Financial income and expenses
Financial income and expenses

12. Financial income and expenses

EURm	2018	2017	2016
Continuing operations
Interest income on financial investments at fair value through profit and loss	–	–	19
Interest income on other financial investments not measured at fair value through profit and loss	39	35	65
Interest income on financing components of other contracts(1)	37	–	–
Net interest expense on derivatives not under hedge accounting	–	–	(18)
Interest expense on bonds and loans payable(2)(3)	(105)	(391)	(234)
Interest expense on financing components of other contracts(3)(4)	(162)	(81)	–
Net interest expense on defined benefit plans (Note 27)	(15)	(37)	(65)
Net realized (losses)/gains on investments at fair value through other comprehensive income(5)	–	(33)	15
Net fair value losses on investments at fair value through profit and loss	(1)	–	(18)
Net gains on other derivatives designated at fair value through profit and loss	–	–	21
Net fair value gains on hedged items under fair value hedge accounting	(7)	42	11
Net fair value losses on hedging instruments under fair value hedge accounting	9	(23)	(15)
Net foreign exchange losses	(100)	(157)	(9)
Other financial income(6)	9	172	85
Other financial expenses(7)	(17)	(64)	(144)
Total	(313)	(537)	(287)

(1)   In 2018 interest income associated with customer receivables and overdue payments is presented in financial income and expenses as a result of the adoption of IFRS 15 in the beginning of 2018.

(2)   In 2017, interest expense includes one-time charges of EUR 220 million related to the Group’s tender offer to purchase USD 300 million 6.50% notes due January 2028, USD 1 360 million 6.45% notes due March 2029, EUR 500 million 6.75% notes due February 2019 and USD 1 000 million  5.375% notes due May 2019. In 2016, interest expense included one-time charges of EUR 41 million, primarily related to the redemption of Nokia of America Corporation USD 650 million 4.625% notes due July 2017, USD 500 million 8.875% notes due January 2020 and USD 700 million 6.750% notes due November 2020.

(3)   An Interest expense of EUR 472 million presented within “Interest expense on financial liabilities carried at amortized cost” in 2017 has been recategorized into EUR 391 million presented within “Interest expense on bonds and loans payable” and EUR 81 million presented within “Interest expense on financing components of other contracts.”

(4)   In 2018, includes interest expenses associated with the inclusion of new items such as costs of EUR 66 million related to the sale of receivables and expenses of EUR 58 million for financing components from customer and other contracts as a result of the adoption of new IFRS standards in the beginning of 2018. In 2017, includes an interest expense of EUR 69 million related to a change in uncertain tax positions.

(5)   In 2017, includes a one-time charge of EUR 32 million related to the sale of certain financial assets.

(6)   Venture fund related gains and losses are presented in other income and expenses as a result of the adoption of IFRS 9 in the beginning of 2018. In 2017, includes distributions of EUR 80 million (EUR 66 million in 2016) from private venture funds held as non-current available-for-sale investments as well as income of EUR 64 million due to a change in the fair value of the financial liability related to Nokia Shanghai Bell. Refer to Note 33, Significant partly-owned subsidiaries.

(7)   Venture fund related gains and losses are presented in other income and expenses as a result of the adoption of IFRS 9 in the beginning of 2018. In 2017, includes impairments of EUR 34 million (EUR 108 million in 2016) related to private venture funds held as non-current available-for-sale investments. Refer to Note 17, Impairment.